Organization and Formation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Formation
Note 1—Organization and Formation
Invitation Homes Inc. (“INVH”) was formed for the purpose of owning, renovating, leasing, and operating single-family residential properties. On February 6, 2017, INVH completed an initial public offering (“IPO”) of 88,550,000 shares of common stock at a price to the public of $20.00 per share. An additional 221,826,634 shares of common stock were issued to the Pre-IPO Owners (as defined below).
Prior to the IPO, we conducted our business through a combination of entities formed by Blackstone Real Estate Partners VII L.P. (“BREP VII”), an investment fund sponsored by The Blackstone Group L.P., along with BREP VII’s affiliated side-by-side funds and co-investment vehicles (“BREP VII and Affiliates”). The first Invitation Homes partnership was formed on June 12, 2012, through the establishment of Invitation Homes L.P. (“IH1”) and its wholly-owned subsidiary, THR Property Management L.P. (the “Manager”). Preeminent Holdings, Inc. (“IH2”) was created on February 14, 2013, Invitation Homes 3 L.P. (“IH3”) on August 8, 2013, Invitation Homes 4 L.P. (“IH4”) on January 10, 2014, Invitation Homes 5 L.P. (“IH5”) on August 22, 2014, and Invitation Homes 6 L.P. (“IH6”) on June 15, 2015 (collectively with IH1, the “Invitation Homes Partnerships”). Through the Manager, we provide all management and other administrative services with respect to the properties we own. The collective owners of the Invitation Homes Partnerships are referred to as the “Pre-IPO Owners.”
Invitation Homes Operating Partnership LP (the “Operating Partnership”) and its general partner, Invitation Homes OP GP LLC (the “OP General Partner”), were formed by one of our Pre-IPO Owners on December 14, 2016. The Operating Partnership began negotiating and entering into certain debt and hedge instruments upon its inception in anticipation of our IPO.
Prior to the IPO, the Invitation Homes Partnerships and the Operating Partnership were under the common control of BREP VII and Affiliates. BREP VII and Affiliates had the ability to control each of the Invitation Homes Partnerships and manage and operate the Invitation Homes Partnerships through the Manager and a common board of directors. As such prior to the IPO, our historical financial statements include assets, liabilities and results of operations of the Operating Partnership and the Invitation Homes Partnerships and their consolidated subsidiaries on a combined and consolidated basis.
As a result of the Pre-IPO Transactions described below, IH2 was effectively merged into INVH (and the assets and liabilities of IH2 were contributed to the Operating Partnership), and the remaining Invitation Homes Partnerships became wholly owned subsidiaries of INVH through the Operating Partnership.
On October 4, 2016, INVH was incorporated in the State of Delaware and was capitalized as of that date by an investment from one of our Pre-IPO Owners. Since inception, and through the date of the Pre-IPO Transactions (as described below), INVH did not engage in any business or activity. On February 6, 2017, INVH changed its jurisdiction of incorporation to Maryland. The Pre-IPO Transactions also included amendments to the INVH charter which provide for the issuance of up to 9,000,000,000 shares of common stock and 900,000,000 shares of preferred stock, $0.01 par value per share.
Our organizational structure includes several wholly owned subsidiaries that were formed to facilitate our financing arrangements (the “Borrower Entities”). These Borrower Entities are used to align the ownership of our single-family residential properties with individual debt instruments. Collateral for the individual debt instruments is in the form of equity interests in the Borrower Entities or in pools of single-family residential properties owned either directly by the Borrower Entities or indirectly by their wholly owned subsidiaries (see Note 6).
References to “Invitation Homes,” the “Company,” “we,” “our,” and “us” refer, collectively, to INVH, IH1, IH2, IH3, IH4, IH5, IH6, the Manager, and the Operating Partnership.
Pre-IPO Transactions
On January 31, 2017, we effected certain transactions (the “Pre-IPO Transactions”) that resulted in the Operating Partnership holding, directly or indirectly, all of the assets, liabilities, and results of operations of the Invitation Homes Partnerships, including the full portfolio of homes held by the Invitation Homes Partnerships. As a result of the Pre-IPO Transactions, the Operating Partnership is wholly owned by INVH directly and through its wholly owned subsidiary, the OP General Partner. More specifically:

•	INVH acquired all of the assets, liabilities, and operations held directly or indirectly by IH2 through certain mergers and related transactions as follows:

•
IH2 Property Holdings Inc., a parent entity of IH2, merged with and into INVH, with INVH as the entity surviving the merger (the “IH2 Property Holdings Merger”), and the issued and outstanding shares of IH2 Property Holdings Inc., all of which were held by certain of the Pre-IPO Owners, were converted into newly issued shares of common stock of INVH; and

•
following the IH2 Property Holdings Merger, IH2 merged with and into INVH, with INVH as the entity surviving the merger (the “IH2 Merger”). In the IH2 Merger, all of the shares of common stock of IH2 issued and outstanding immediately prior to such merger, other than the shares held by INVH, were converted into shares of newly issued common stock of INVH. As a result of the IH2 Merger, INVH holds all of the assets and operations held directly or indirectly by IH2 prior to such merger;

•	prior to the IH2 Merger, our Pre-IPO Owners contributed to INVH their interests in each of the other Invitation Homes Partnerships (other than IH2) in exchange for newly-issued shares of INVH; and

•
INVH contributed to the Operating Partnership all of the interests in the Invitation Homes Partnerships (other than IH2, the assets, liabilities and operations of which were contributed to the Operating Partnership).

The Pre-IPO Transactions were accounted for as a reorganization of entities under common control utilizing historical cost basis.

Organization
Invitation Homes Inc. (the “Company”) was incorporated in the State of Delaware and capitalized on October 4, 2016. At December 31, 2016, under its charter, the Company was authorized to issue up to 1,000 shares of common stock, par value $0.01 per share. Since inception, and through January 30, 2017, Invitation Homes Inc. did not engage in any business or activity.
On January 31, 2017, certain transactions were effected (the “Pre-IPO Transactions”) that resulted in the Company’s ownership of Invitation Homes Operating Partnership LP (the “Operating Partnership”) which holds, indirectly or directly, a portfolio of approximately 48,000 homes previously owned by six affiliated holding entities: Invitation Homes L.P., Preeminent Holdings Inc., Invitation Homes 3 L.P., Invitation Homes 4 L.P., Invitation Homes 5 L.P., and Invitation Homes 6 L.P. (the owners of which are collectively referred to as the “Pre-IPO Owners”). The Operating Partnership is a wholly owned subsidiary of the Company directly and through Invitation Homes OP GP LLC, also a wholly owned subsidiary, which serves as the Operating Partnership’s sole general partner. The six holding entities and the Operating Partnership are collectively referred to herein as the “IH Holding Entities.” On February 6, 2017, the Company changed its jurisdiction of incorporation to Maryland. The Pre-IPO Transactions also included amendments to the Company’s charter providing for the issuance of up to 9,000,000,000 shares of common stock and 900,000,000 shares of preferred stock, $0.01 par value per share. On February 6, 2017, the Company completed an initial public offering of 88,550,000 shares of its common stock (the “IPO”). An additional 225,116,760 shares of common stock were issued to the Pre-IPO Owners, including shares held by directors, officers, and employees. The effects of these Pre-IPO Transactions and the IPO are not recognized in the accompanying balance sheet as all were effected subsequent to December 31, 2016.
The Pre-IPO Transactions will be accounted for as a reorganization of entities under common control in our 2017 financial statements which will recognize the assets and liabilities received in conjunction with the Pre-IPO Transactions at their historical carrying amounts, as reflected in the combined and consolidated financial statements of the IH Holding Entities.
The Company intends to qualify as a real estate investment trust (“REIT”) under the Internal Revenue Code of 1986, as amended. The Company will generally not be subject to federal income tax to the extent that it distributes at least 90% of its taxable income for each year to its shareholders. REITs are additionally subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax (including any applicable alternative minimum tax) on its taxable income and to federal income and excise taxes on its undistributed income.
Organization and Formation
Invitation Homes (the “Company” or “Invitation Homes”) is a combination of entities formed by Blackstone Real Estate Partners VII L.P. (“BREP VII”), an investment fund sponsored by The Blackstone Group L.P., along with BREP VII’s affiliated side-by-side funds and co-investment vehicles (“BREP VII and Affiliates”).
The first Invitation Homes partnership was formed on June 12, 2012, through the establishment of Invitation Homes L.P. (“IH1”) and its wholly-owned subsidiary, THR Property Management L.P. (the “Manager”). Preeminent Holdings, Inc. (“IH2”) was created on February 14, 2013, Invitation Homes 3 L.P. (“IH3”) on August 8, 2013, Invitation Homes 4 L.P. (“IH4”) on January 10, 2014, Invitation Homes 5 L.P. (“IH5”) on August 22, 2014, and Invitation Homes 6 L.P. (“IH6”) on June 15, 2015 (collectively with IH1, the “Invitation Homes Partnerships”). The Company is a combination of the Invitation Homes Partnerships and the Operating Partnership as defined below.
We were formed for the purpose of owning, renovating, leasing, and operating single-family residential properties. Moreover, through the Manager, we provide all management and other administrative services with respect to the properties we own.
IH1 is owned by Invitation Homes GP LLC as general partner and, collectively, THR Investor LLC and certain management individuals as limited partners. IH2, a Delaware corporation, is owned by Preeminent Parent L.P. and IH2 Property Holdings Inc. IH3 is owned by Invitation Homes 3 GP LLC as general partner and, collectively, BREP IH3 Co-Investment Partners, L.P., BREP IH3 Holdings LLC, BTO IH3 Holdings L.P., Blackstone Real Estate Holdings VII—ESC L.P., and Blackstone Family Tactical Opportunities Investment Partnership ESC L.P. as limited partners. IH4 is owned by Invitation Homes 4 GP LLC as general partner and, collectively, BREP IH4 Holdings LLC, BTO IH3 Holdings L.P., Blackstone Real Estate Holdings VII—ESC L.P., and Blackstone Family Tactical Opportunities Investment Partnership ESC L.P., and certain management individuals as limited partners. IH5 is owned by Invitation Homes 5 GP LLC as general partner and, collectively, BREP IH5 Holdings LLC, Blackstone Total Alternatives Solution 2014 L.P., Blackstone Real Estate Holdings VII—ESC L.P., and certain management individuals as limited partners. IH6 is owned by Invitation Homes 6 GP LLC as general partner and BREP IH6 Holdings LLC as limited partner. These owner entities of the Invitation Homes Partnerships are collectively referred to as the “Pre-IPO Owners.”
Each of the Invitation Homes Partnerships is comprised of wholly-owned subsidiaries that were formed for specific operating purposes and several wholly-owned subsidiaries that were formed to facilitate our financing arrangements (the “Borrower Entities”). These Borrower Entities are used to align the ownership of our single-family residential properties with individual debt instruments. Collateral for the individual debt instruments is in the form of equity interests in the Borrower Entities or in pools of single-family residential properties owned either directly by the Borrower Entities or indirectly by their wholly-owned subsidiaries (see Note 6).
On October 4, 2016, Invitation Homes Inc. was incorporated in the State of Delaware and was capitalized as of that date by an investment from one of our Pre-IPO Owners. Since inception, and through January 30, 2017, Invitation Homes Inc. did not engage in any business or activity.
On December 14, 2016, Invitation Homes Operating Partnership LP (the “Operating Partnership”) and its general partner, Invitation Home OP GP LLC (the “OP General Partner”), were formed by one of our Pre-IPO Owners. The Operating Partnership began negotiating and entering into certain debt and hedge instruments upon its inception, as more fully described in Notes 7 and 14. As these activities were integrally related to our operations, the Operating Partnership has been included in our combined and consolidated financial statements since its inception.
The Invitation Homes Partnerships and the Operating Partnership are under the common control of BREP VII and Affiliates. BREP VII and Affiliates have the ability to control each of the Invitation Homes Partnerships and manage and operate the Invitation Homes Partnerships through the Manager and a common board of directors. The historical financial statements of the Operating Partnership and the Invitation Homes Partnerships and their consolidated subsidiaries have been combined in these financial statements.
References to “Invitation Homes,” or the “Company,” “we,” “our,” and “us” refer, collectively, to IH1, IH2, IH3, IH4, IH5, IH6, the Manager, and the Operating Partnership.
Reorganization and Initial Public Offering
On January 31, 2017, we, our Pre-IPO Owners, and Invitation Homes, Inc. effected certain transactions (the “Pre-IPO Transactions”) that resulted in the Operating Partnership holding, directly or indirectly, all of the assets, liabilities, and results of operations reflected in our combined and consolidated financial statements, including the full portfolio of homes held by the Invitation Homes Partnerships. As a result of the Pre-IPO Transactions, the Operating Partnership is wholly owned by Invitation Homes Inc. directly and through its wholly owned subsidiary, the OP General Partner. More specifically:
•Invitation Homes Inc. acquired all of the assets, liabilities, and operations held directly or indirectly by Preeminent Holdings Inc. through certain mergers and related transactions as follows:
•IH2 Property Holdings Inc., a parent entity of Preeminent Holdings Inc., merged with and into Invitation Homes Inc., with Invitation Homes Inc. as the entity surviving the merger (the “IH2 Property Holdings Merger”), and the issued and outstanding shares of IH2 Property Holdings Inc., all of which are held by certain of the Pre-IPO Owners, were converted into newly issued shares of common stock of Invitation Homes Inc.; and
•following the IH2 Property Holdings Merger, Preeminent Holdings Inc. merged with and into Invitation Homes Inc., with Invitation Homes Inc. as the entity surviving the merger (the “Preeminent Holdings Merger”). In the Preeminent Holdings Merger, all of the shares of common stock of Preeminent Holdings Inc. issued and outstanding immediately prior to such merger, other than the shares held by Invitation Homes Inc., were converted into shares of newly issued common stock of Invitation Homes Inc. As a result of the Preeminent Holdings Merger, Invitation Homes Inc. holds all of the assets and operations held directly or indirectly by Preeminent Holdings Inc. prior to such merger;
•prior to the Preeminent Holdings Merger, our Pre-IPO Owners contributed to Invitation Homes Inc. their interests in each of the other Invitation Homes Partnerships (other than Preeminent Holdings Inc.) in exchange for newly-issued shares of Invitation Homes Inc.; and
•Invitation Homes Inc. contributed to the Operating Partnership all of the interests in the Invitation Homes Partnerships (other than Preeminent Holdings Inc., the assets, liabilities and operations of which were contributed to the Operating Partnership).
The Pre-IPO Transactions will be accounted for as a reorganization of entities under common control utilizing historical cost basis in our 2017 financial statements.
On February 6, 2017, Invitation Homes Inc. changed its jurisdiction of incorporation to Maryland. The Pre-IPO Transactions also included amendments to the Invitation Homes Inc. charter which provide for the issuance of up to 9,000,000,000 shares of common stock. IH2 Property Holdings Inc. elected to qualify as a real estate investment trust (“REIT”) for United States federal income tax purposes commencing with its taxable year ended December 31, 2013. Effective upon consummation of the IH2 Property Holdings Merger pursuant to the Pre-IPO Transactions, Invitation Homes Inc. will be subject to such REIT election.
On February 6, 2017, Invitation Homes Inc. completed an initial public offering (“IPO”) of 88,550,000 shares of common stock at a price to the public of $20.00 per share. An additional 225,116,760 shares of common stock were issued to the Pre-IPO Owners, including shares held by directors, officers, and employees. See Note 14 for additional information.